Shareholders' Equity - Reclassifications (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net realized and unrealized gains (losses)	$ 803,467	$ 500,005	$ 967,608	$ (629,061)	$ 153,477	$ 145,060	$ 260,669	$ 452,760	$ 1,642,019	$ 1,011,966	$ (407,532)
Net earnings from discontinued operations, net of income taxes	15,441	4,031	(1,152)	(2,069)	(4,666)	7,916	(3,943)	8,068	16,251	7,375	1,489
Income tax (expense)	1,468	(13,915)	(16,652)	5,272	12,893	(13,465)	(7,698)	(4,102)	(23,827)	(12,372)	3,689
NET EARNINGS (LOSS)	$ 834,655	$ 645,850	$ 787,486	$ (540,618)	$ 197,864	$ 126,559	$ 238,054	$ 365,742	1,727,373	928,219	(212,272)
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
NET EARNINGS (LOSS)									30,364	3,894	(63)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on fixed income available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net realized and unrealized gains (losses)									18,682	3,894	(63)
Net earnings from discontinued operations, net of income taxes									16,591	0	0
Total before tax									35,273	3,894	(63)
Income tax (expense)									(4,875)	0	0
NET EARNINGS (LOSS)									30,398	3,894	(63)
Reclassification out of Accumulated Other Comprehensive Income | Cumulative Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net earnings from discontinued operations, net of income taxes									$ (34)	$ 0	$ 0